Common stock and Stock-Based Compensation-Summary Of Company Recorded Stock-Based Compensation Expense For Stock Options (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Share-Based Payment Arrangement, Noncash Expense	$ 360	$ 286	$ 1,042	$ 450	$ 2,483	$ 1,245
Research and Development Expense [Member]
Class of Stock [Line Items]
Share-Based Payment Arrangement, Noncash Expense	189	64	539	194	372	487
Selling, General and Administrative Expenses [Member]
Class of Stock [Line Items]
Share-Based Payment Arrangement, Noncash Expense	$ 171	$ 222	$ 503	$ 256	$ 2,111	$ 758